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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10379

Registrant Name: CALIFORNIA MUNICIPAL INCOME FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 4/30/06

Date of Reporting Period: 7/31/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund Schedule of Investments

July 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—88.2%
	ABAG Finance Auth. for Nonprofit Corps.,
$1,000	CP, 5.375%, 2/15/19	NR/BBB+	$1,058,180
1,000	Rev., 5.375%, 11/15/25 (CA Mtg. Ins.)	NR/A	1,057,500
1,385	Alvord Unified School District, GO, 5.375%, 8/1/29, Ser. C (FSA)	Aaa/NR	1,428,046
6,405	Campbell Union High School District, GO, 5.50%, 8/1/30 (FSA)	Aaa/NR	6,947,568
2,250	Capistrano Unified School District, Special Tax, 5.75%, 9/1/29 (Pre-refunded @ 102, 9/1/09) (b)	NR/NR	2,511,787
	Carson, Improvement Board Act 1915, Special Assessment,
3,250	6.35%, 9/2/23	NR/NR	3,356,437
5,000	6.375%, 9/2/31	NR/NR	5,163,950
5,250	Central JT Powers Health Financing Auth., CP, 5.75%, 2/1/31	Baa2/BBB-	5,407,395
4,140	Charter Oak Unified School District, GO, 5.00%, 7/1/28, Ser. B (FSA)	Aaa/AAA	4,363,684
	Contra Costa Cnty. Public Financing Auth., Tax Allocation,
2,150	5.125%, 8/1/19	NR/BBB	2,241,698
600	5.125%, 8/1/19 (Pre-refunded @ 102, 8/1/09) (b)	NR/BBB	654,744
5,000	5.85%, 8/1/33	NR/BBB	5,334,900
2,750	CSUCI Financing Auth. Rev., 5.00%, 9/1/31, Ser. A (MBIA)	Aaa/AAA	2,850,430
3,635	Cucamonga Cnty. Water District, CP, 5.125%, 9/1/35 (FGIC)	Aaa/AAA	3,818,458
1,775	Educational Facs. Auth. Rev., zero coupon, 9/1/10 (AMBAC)	Aaa/AAA	1,491,248
	El Monte, CP (AMBAC),
10,790	4.75%, 6/1/30	Aaa/AAA	10,937,391
14,425	5.25%, 1/1/34	Aaa/AAA	15,265,256
	Foothill/Eastern Corridor Agcy. Rev., Toll Road Rev.,
5,000	zero coupon, 1/15/33	Baa3/BBB-	988,150
5,000	zero coupon, 1/15/34	Baa3/BBB-	928,800
	Fremont Community District, Special Tax,
165	6.00%, 9/1/18	NR/NR	170,927
505	6.00%, 9/1/19	NR/NR	521,549
3,500	6.30%, 9/1/31	NR/NR	3,619,455
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
17,500	6.25%, 6/1/33, Ser. 2003-A-1	Baa3/BBB	19,500,425
10,155	6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	11,683,835
540	7.875%, 6/1/42, Ser. A-3	Baa3/BBB	667,116
	Health Facs. Financing Auth. Rev.,
2,110	5.00%, 7/1/18	Baa1/A-	2,169,734
1,000	5.00%, 7/1/28, Ser. A	Baa1/A-	1,009,050
5,315	5.125%, 7/1/18	NR/BBB+	5,414,656
3,000	5.25%, 10/1/14, Ser. B	A3/AAA	3,227,430
6,250	Infrastructure & Economic Dev. Bank Rev., 5.00%, 7/1/36 (AMBAC)	Aaa/AAA	6,566,187
	La Quinta Redevelopment Agcy., Tax Allocation (AMBAC),
3,000	5.00%, 9/1/21	Aaa/AAA	3,169,170
10,000	5.10%, 9/1/31	Aaa/AAA	10,481,600
1,000	5.125%, 9/1/32	Aaa/AAA	1,058,350
1,525	Lincoln Public Financing Auth. Rev., 6.125%, 9/2/27	NR/NR	1,576,789
6,250	Los Angeles Cnty. Metropolitan Transportation Auth. Rev., Sales Tax Rev., 4.75%, 7/1/28, Ser. B (FSA)	Aaa/AAA	6,339,938

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
CALIFORNIA MUNICIPAL BONDS & NOTES—(continued)
	Los Angeles Community Redevelopment Agcy., Tax Allocation,
$520	5.875%, 9/1/26	NR/NR	$516,552
325	6.00%, 9/1/31	NR/NR	325,536
3,250	Los Angeles Unified School District, GO, 5.125%, 7/1/21, Ser. E (MBIA)	Aaa/AAA	3,474,835
13,000	Los Angeles Water & Power Rev., 5.25%, 7/1/21, Ser. A-A-1 (FSA)	Aaa/AAA	13,939,380
1,000	Menifee Union School District, Special Tax, 6.40%, 9/1/31	NR/NR	1,020,590
2,665	Merced Irrigation District Electric System Rev., 6.50%, 9/1/22	Baa3/NR	2,721,365
	Metropolitan Water District of Southern California Rev., Water Works Rev., Ser. A (b)
750	5.00%, 7/1/26 (Pre-refunded @ 101, 1/1/08)	Aa2/AA+	794,303
2,750	5.00%, 7/1/26 (Pre-refunded @ 101, 1/1/08)	Aa2/AAA	2,912,443
5,820	Montclair Redevelopment Agcy., Tax Allocation, 5.30%, 10/1/30 (MBIA)	Aaa/AAA	6,301,198
	Murrieta Valley Unified School District, Special Tax,
195	6.30%, 9/1/18	NR/NR	203,161
3,535	6.50%, 9/1/31	NR/NR	3,687,571
6,255	Orange Cnty. Sanitation District, CP, 5.25%, 2/1/30 (FGIC)	Aaa/AAA	6,710,239
1,080	Palm Springs Community Redevelopment Agcy., Tax Allocation, 5.50%, 8/1/21	NR/A-	1,151,636
1,010	Pomona Unified School District, GO, 6.10%, 2/1/19, Ser. A (MBIA)	Aaa/AAA	1,231,897
1,690	Rancho Etiwanda Public Fac., Special Tax, 6.375%, 9/1/24	NR/NR	1,763,042
	Rancho Mirage Redevelopment Agcy., Tax Allocation,
1,190	5.50%, 4/1/24	Baa1/BBB+	1,264,803
1,580	5.625%, 4/1/33	Baa1/BBB+	1,677,691
8,305	Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA)	Aaa/AAA	8,793,583
	Riverside Cnty. Public Auth. Financing, Tax Allocation,
710	5.625%, 10/1/33	NR/BBB	732,535
290	5.625%, 10/1/33, (Pre-refunded @ 102, 10/1/06) (b)	NR/NR	305,173
	Riverside, Improvement Board Act 1915, Special Assessment,
500	6.15%, 9/2/19	NR/NR	521,200
1,350	6.375%, 9/2/26	NR/NR	1,417,621
575	Roseville, Woodcreek Community Fac. District Special Tax, 6.375%, 9/1/27	NR/NR	612,237
2,000	Sacramento Health Fac. Rev., 5.30%, 1/1/24, Ser. A (CA Mtg. Ins.)	NR/A	2,079,120
	Sacramento, Special Tax,
2,945	5.70%, 9/1/23	NR/NR	2,982,784
1,350	6.10%, 9/1/21	NR/NR	1,398,344
2,560	6.15%, 9/1/26	NR/NR	2,654,208
545	San Diego Cnty., CP, 5.25%, 10/1/28	A2/NR	573,029
1,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/32, Ser. A (MBIA)	Aaa/AAA	1,042,950
3,330	San Francisco Bay Area Rapid Transit District Rev., 5.125%, 7/1/36 (AMBAC)	Aaa/AAA	3,473,690
720	San Francisco City & Cnty. Redevelopment Agcy. Rev., Special Tax, 6.125%, 8/1/31	NR/NR	743,458
5,065	San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA)	Aaa/AAA	5,290,950
	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev., Ser. A,
5,000	zero coupon, 1/15/19	Ba2/BB	4,613,300
5,000	5.50%, 1/15/28	Ba2/BB	4,900,750
230	San Jose, Improved Board Act 1915, Special Assessment, 5.60%, 9/2/17, Ser. Q	NR/NR	236,962
5,000	San Jose Unified School District Santa Clara Cnty., GO, 5.125%, 8/1/25, Ser. D (FSA)	Aaa/AAA	5,349,650
	San Juan Unified School District, GO (FSA)
9,445	zero coupon, 8/1/22	Aaa/AAA	4,338,844
10,895	zero coupon, 8/1/25	Aaa/AAA	4,261,688
6,110	zero coupon, 8/1/26	Aaa/AAA	2,271,087
600	Santa Ana Financing Auth. Rev., 5.60%, 9/1/19	NR/BBB	632,586
1,815	Santa Clara, CP, 5.00%, 2/1/32 (AMBAC)	Aaa/AAA	1,902,773
1,435	Santa Maria JT Union High School District, GO, 8/1/25, Ser. A (FSA)	Aaa/AAA	1,587,081
500	State Dept. of Water Rev., Central Valley Project, 5.00%, 12/1/25, Ser. AC (MBIA)	Aaa/AAA	532,170
	Statewide Community Dev. Auth., CP,
8,000	5.375%, 4/1/30	NR/BBB-	8,036,160
8,000	6.50%, 7/1/20	Baa1/A-	8,998,800

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Statewide Community Dev. Auth. Rev.,
$15,250	5.125%, 10/1/30 (CA Mtg. Ins.)	NR/A	$15,648,330
3,000	5.50%, 11/15/33 (CA St. Mtg.)	NR/A	3,239,760
4,000	5.50%, 8/15/34, Ser. B	A1/AA-	4,221,560
5,600	6.625%, 10/1/31	NR/NR	5,818,288
4,300	6.625%, 11/1/31	NR/NR	4,399,545
2,550	6.75%, 6/1/28 (a)	NR/NR	2,700,909
	Tobacco Securitization Auth. Rev., Ser. A,
1,500	5.25%, 6/1/31	Baa3/BBB	1,533,750
9,300	5.375%, 6/1/41	Baa3/BBB	9,520,968
1,650	Town of Apple Valley, CP, 5.375%, 6/1/21 (CA Mtg. Ins.)	NR/A	1,763,075
	Tustin Unified School District, Special Tax,
2,345	5.50%, 9/1/22	NR/NR	2,370,772
2,520	5.60%, 9/1/29	NR/NR	2,569,871
2,000	5.625%, 9/1/32	NR/NR	2,036,900
	Univ. California Rev.,
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	Aaa/AAA	10,498,700
7,000	5.125%, 9/1/31, Ser. O (FGIC)	Aaa/AAA	7,405,720
3,750	West Kern Cnty. Water District, CP, 5.625%, 6/1/31	Baa2/NR	3,956,213
	Total California Municipal Bonds & Notes (cost—$334,969,909)		360,645,169
OTHER MUNICIPAL BONDS & NOTES—6.9%
Alabama—0.6%
2,900	Daphne Special Care Facilities Financing Auth. Rev., zero coupon, 8/15/28, (Pre-refunded @ 100, 8/15/08) (b)	Aaa/AAA	2,596,341
Illinois—1.4%
	Educational Facs. Auth. Revs.,
5,260	5.00%, 7/1/33	Aa1/AA	5,490,177
240	5.00%, 7/1/33, (Pre-refunded @ $100, 7/1/13) (b)	Aa1/AA	263,465
			5,753,642
Louisiana—0.5%
1,750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. B	Baa3/BBB	1,852,480
New Jersey—1.7%
	Tobacco Settlement Financing Corp. Rev.,
1,685	6.00%, 6/1/37	Baa3/BBB	1,842,396
2,210	6.125%, 6/1/42	Baa3/BBB	2,382,579
2,315	6.375%, 6/1/32	Baa3/BBB	2,698,155
			6,923,130
New York—0.6%
2,000	State Dormitory Auth. Rev., 6.25%, 8/15/15, (FHA)	Aa2/AAA	2,328,060
Puerto Rico—1.6%
	Electric Power Auth. Power Rev.,
1,250	5.125%, 7/1/29, Ser. NN	A3/A-	1,317,638
5,000	5.25%, 7/1/29, Ser. HH (FSA)	Aaa/AAA	5,407,800
			6,725,438
Rhode Island—0.4%
1,500	Tobacco Settlement Financing Corp. Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	1,605,420
South Carolina—0.1%
340	Tobacco Settlement Rev. Management Auth., 6.375%, 5/15/30, Ser. B	Baa3/BBB	397,906
	Total Other Municipal Bonds & Notes (cost—$25,086,208)		28,182,417
CALIFORNIA VARIABLE RATE NOTES (c)(d)(e)—3.1%
10,003	Los Angeles Wastewater System Rev., 7.44%, 6/1/28, Ser. 318 (FGIC)	Aaa/NR	10,661,265
2,000	University California Rev., 11.35%, 5/15/35, Ser. 1119 (FSA)	NR/AAA	2,143,280
	Total California Variable Rate Notes (cost—$11,264,977)		12,804,545

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
OTHER VARIABLE RATE NOTES (d)(e)—0.8%
Puerto Rico—0.8%
$3,100	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost—$3,319,859)	Baa3/BBB	$3,411,302
CALIFORNIA VARIABLE RATE DEMAND NOTES (d)(f)—0.2%
700	East Bay Muni. Utility District Rev., 2.30%, 8/3/05, Ser. B-2 (XLCA)	VMIG1/A-1+	700,000
200	Pasadena Parking Improvement Rev., CP, 2.30%, 8/4/05 (AMBAC)	VMIG1/NR	200,000
	Total California Variable Rate Demand Notes (cost—$900,000)		900,000
U.S. TREASURY BILLS (g)—0.9%
3,450	2.95%-3.038%, 9/15/05 (cost—$3,436,653)	Aaa/AAA	3,436,616
	Total Investments before options written (cost—$378,977,606)—100.1%		409,380,049
OPTIONS WRITTEN (h)—(0.1%)
Contracts
	Call Options—(0.0%)
959	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $113, expires 8/26/05		(74,922)
	Put Options—(0.1%)
820	U.S. Treasury Bond Futures, Chicago Board of Trade, strike price $113, expires 8/26/05		(269,063)
	Total Options Written (premiums received—$1,299,921)		(343,985)
	Total Investments net of options written (cost—$377,677,685)—100.0%		$409,036,064

Other Investments:

Futures contracts outstanding at July 31, 2005:

Type	Notional Value (000)	Expiration Date	Unrealized Appreciation
Short: U.S. Treasury 30 Year Bond	$(21,500)	9/21/05	$472,578

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures, are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)

Illiquid security.

(b)

Pre-refunded Bonds- Collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(c)

144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.

(d)

Variable Rate Notes - Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The rate shown is the rate in effect at July 31, 2005.

(e)

Residual Interest/Tax Exempt Municipal Bonds - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(f)

Maturity date shown is date of next call.

(g)

All or partial amount segregated as collateral for futures contracts.

(h)

Non-income producing.

Glossary:

AMBAC - insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins. - insured by California Mortgage Insurance

CA St. Mtg. - California State Mortgage

CP - Certificates of Participation

FGIC - insured by Financial Guaranty Insurance Co.

FHA - insured by Federal Housing Administration

FSA - insured by Financial Security Assurance, Inc.

GO - General Obligation Bond

MBIA - insured by Municipal Bond Investors Assurance

NR - Not Rated

XLCA - insured by XL Capital Assurance

Item 2.    Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: California Municipal Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 26, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 26, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 26, 2005

Exhibit 99.302 Cert.

CERTIFICATIONS

I, Brian S. Shlissel, certify that:

1.	I have reviewed this report Form N-Q of California Municipal Income Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by the report;

3.	Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles:

c.	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d.	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's control over financial reporting.

Date: September 26, 2005

Signature & Title: /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

I, Lawrence G. Altadonna, certify that:

1.	I have reviewed this report Form N-Q of California Municipal Income Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by the report;

3.	Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles:

c.	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d.	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's control over financial reporting.

Date: September 26, 2005

Signature & Title: /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer